Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Allowance for expected credit losses	R$ (71,699)	R$ (57,328)
Trade and other receivables, net	171,190	148,784
Gross amount
Trade receivables
Trade and other receivables, net	242,889	206,112
Trade accounts receivable
Trade receivables
Allowance for expected credit losses	(71,699)	(57,328)	R$ (10,427)	R$ (8,298)
Domestic | Gross amount
Trade receivables
Trade and other receivables, net	217,809	185,099
Abroad | Gross amount
Trade receivables
Trade and other receivables, net	R$ 25,080	R$ 21,013